Financial Instruments and Financial Risk Management - Currency Risk (Details) - CAD ($)	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 107,369,473	$ 129,065,348
Accounts payable	(4,231,966)	(6,597,682)
Currency risk
IfrsStatementLineItems [Line Items]
Cash	90,905,778	106,802,040
Accounts payable	$ (3,577,329)	$ (3,431,920)